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     2002 Annual Report
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     JANUS WORLDWIDE FUND
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                                                            [LOGO] JANUS

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TABLE OF CONTENTS

     Portfolio Manager Commentary and Schedule of Investments .......     1

     Statement of Assets and Liabilities ............................     7

     Statement of Operations ........................................     8

     Statement of Changes in Net Assets .............................     9

     Financial Highlights ...........................................    10

     Notes to Schedule of Investments ...............................    11

     Notes to Financial Statements ..................................    12

     Report of Independent Accountants ..............................    17

     Explanations of Charts, Tables and Financial Statements ........    18

     Trustees and Officers ..........................................    20

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If you'd like to keep track of other Janus funds, all reports are available online at www.janus.com.
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JANUS WORLDWIDE FUND                        Helen Young Hayes, portfolio manager
                                            Laurence Chang, portfolio manager

The past 12 months comprise one of the more volatile and challenging periods in the recent history of world equity markets. Starting with the surprising rebound in stocks following the terrorist attacks in the U.S. last fall and ending with one of the market's worst quarterly losses on record, investors' emotions have been repeatedly tested. Against this backdrop, Janus Worldwide Fund declined 18.15% during the fiscal year ended October 31, 2002, while its benchmark, the Morgan Stanley Captial International World IndexSM declined 14.85%.(1) This performance earned the Fund a fourth-quartile ranking for the one-year period, placing it 244th out of 311 global funds tracked by Lipper, a Reuters Company and leading mutual fund rating company.(2)

[PHOTO]

[PHOTO]

The biggest source of frustration was the inconsistent performance of the U.S. economy, which grew at a healthy clip earlier in the year, but later became more sluggish. The shock to the equity markets caused by accounting irregularities and corporate malfeasance has caused businesses to be cautious about undertaking initiatives. Therefore, business spending remained anemic. Meanwhile, recent softness in auto and retail sales suggests that U.S. consumer spending, which has provided stability to economic growth, may be waning.

The "stop and start" U.S. economy also had an adverse effect on international equity markets, many of which are dependent on a healthy U.S. economy for exports. The London FTSE declined 17.26%, while the German DAX fell 30.85% in the period, as its economy continued to suffer from high unemployment rates and low job creation. Consequently, the European Union has been forced to lower expectations for economic growth in 2003.

Asian economies, with their dependence on technology exports, also found it difficult to sidestep the sluggish U.S. economy, as evidenced by the 16.01% decline in the Japanese Nikkei market, which recently skidded to a 19-year low. Meanwhile, equity markets in Latin America were knocked off balance by the debt default in Argentina and the election of a left-wing president in Brazil.

Finally, the ongoing tension between the U.S. and Iraq, as well as continued terrorist activity across the world, has also contributed to the cautious stance exhibited by business leaders.

Turning to the Fund, performance was negatively impacted by our decision earlier in the year to hold onto Bermuda-based conglomerate Tyco, which declined 80.59% during the period. We owned a large position in Tyco as we felt its diverse collection of businesses, ranging from ADT home security systems to Curad bandages, were just the steady, predictable, defensive business models to own in a choppy economic environment. However, the stock declined due to rumors about aggressive accounting practices. We welcomed news from Tyco that it planned to break into four separate companies to unlock shareholder value, as our analysis showed healthy upside potential based on a "sum-of-the-parts" valuation. However, following the company's abandonment of this plan, we sold the majority of our position.

Netherlands-based food retailer Ahold also was penalized by a skittish market wary of complex financial statements and acquisition-driven growth, and suffered further when its investment started to soften. Therefore, we made the decision to exit the stock until the company improves its operating metrics.

Another detractor was Petroleo Brasileiro (PetroBras), the giant Brazilian oil company. We were initially attracted to PetroBras because of the defensive nature of its operations, its valuation discount versus the peer group and efforts by new management to streamline its operations. However, the stock was hit by concerns that the recently elected leftist president could result in re-regulation of portions of the energy market and a de-emphasis on profitability for PetroBras. As a result, we cut our position.

On the positive side, stocks that moved ahead during the quarter can be characterized by improving fundamentals, market share gains and attractive valuations versus future growth prospects.

Viacom, the U.S. media conglomerate, rose 22.18% during the 12-month period and was the top contributor to the Fund's performance. Viacom is attractive because its appetite for capital is diminimous, costs are variable and free cash flow is healthy.

UK-based consumer goods company Unilever was also a strong performer. The company is disposing of weaker products and focusing on its strongest and best-known brands, which have enabled it to grow its top line and improve its operating margin.

Finally, our contrarian investment in auto manufacturers like Porsche and Nissan have paid dividends over the year. Immediately after the terrorist attacks, investor sentiment assumed that spending on big-ticket items like automobiles would evaporate, which caused these stocks to sell off. However, strong new product lineups and expanding profit margins attracted us to these companies and enabled them to show impressive results.

We continue to run a flat and broad portfolio. The total number of stocks has increased in the last year, while the concentration of the top holdings has declined. Industry weightings reflect a mix of stable, predictable businesses and companies with more leverage to improving economic fundamentals and equity markets.

Despite uncertainty about the pace of the global economic recovery, our objective has not changed - we continue to search out attractive, growing companies that are controlling costs, gaining market share, creating shareholder value, and selling at reasonable valuations. We are confident that our research can uncover "best-of-breed" companies that exhibit these critical characteristics.

In closing, we know this has been a very difficult and trying time for all Janus shareholders. We appreciate your continued support, patience and loyalty.

(1) Both returns include reinvested dividends and distributions. Net dividends reivested are the dividends that remain to be reinvested after foreign tax obligations have been met. Such obligations vary from country to country.

(2) Lipper, a Reuters Company, is a nationally recognized organization that ranks the performance of mutual funds within a universe of funds that have similar investment objectives. Rankings are historical and are based on total return with capital gains and dividends reinvested. As of October 31, 2002, Lipper ranked Janus Worldwide Fund 58th out of 147 and 6th out of 28 global funds for the 5-, and 10-year periods, respectively.

Past performance does not guarantee future results. There is no assurance that the investment process will consistently lead to successful investing.

                                       Janus Worldwide Fund  October 31, 2002  1
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Portfolio Profile
(% of Net Assets)                          October 31, 2002     October 31, 2001
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Equities                                              91.3%                88.1%
  Foreign                                             55.6%                51.6%
    European                                          33.6%                30.3%
Top 10 Equities                                       17.6%                23.5%
Number of Stocks                                        136                  130
Cash and Cash Equivalents                              8.7%                11.9%

Top 5 Industries
                                           October 31, 2002     October 31, 2001
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Medical - Drugs                                        9.8%                12.2%
Oil Companies - Integrated                             7.6%                 7.7%
Money Center Banks                                     4.2%                 2.8%
Multimedia                                             4.1%                 4.1%
Electronic Components
  - Semiconductors                                     3.2%                 2.3%

Top 5 Countries
                                           October 31, 2002     October 31, 2001
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United States                                         44.7%                36.4%
United Kingdom                                        11.0%                 7.8%
Japan                                                  8.6%                 6.8%
Switzerland                                            6.3%                 4.6%
France                                                 5.3%                 3.7%

Top 10 Equity Holdings
                                           October 31, 2002     October 31, 2001
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Citigroup, Inc.                                        2.7%                 2.9%
Total Fina Elf S.A.                                    2.1%                 2.0%
Philip Morris Companies, Inc.                          1.9%                   --
Microsoft Corp.                                        1.8%                 1.1%
STMicroelectronics N.V.                                1.7%                 1.7%
Pfizer, Inc.                                           1.5%                 2.4%
Samsung Electronics Company, Ltd.                      1.5%                 0.3%
EnCana Corp.                                           1.5%                 0.8%
Medtronic, Inc.                                        1.5%                 1.0%
China Mobile, Ltd.                                     1.4%                 1.2%

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Average Annual Total Return - for the periods ended October 31, 2002

                                One Year   Five Year   Ten Year   Since 5/15/91*
Janus Worldwide Fund            (18.15)%      0.16%       10.11%        11.04%
Morgan Stanley Capital
  International World IndexSM   (14.85)%     (1.59)%       6.50%         5.55%

Janus Worldwide
Fund
$33,208

Morgan Stanley
Capital
International
World IndexSM
$18,577
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Performance Overview

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Worldwide Fund and the Morgan Stanley Capital International World Index. Janus Worldwide Fund is represented by a shaded area of blue. The Morgan Stanley Capital International World Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, May 15, 1991, through October 31, 2002. The lower right quadrant reflects the ending value of the hypothetical investment in Janus Worldwide Fund ($33,208) as compared to the Morgan Stanley Capital International World Index ($18,577).

*The Fund's inception date.
Source - Lipper, a Reuters Company 2002.
See "Explanations of Charts, Tables and Financial Statements."

Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-525-3713 or visit janus.com for more current performance information. Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Total return includes reinvestment of dividends, distributions and capital gains. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Morgan Stanley Capital International World IndexSM is a market capitalization weighted index composed of companies representative of the market structure of 23 Developed Market countries in North America, Europe and the Asia/Pacific Region. The Fund's portfolio may differ significantly from the securities held in the index. The index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio.

Foreign investing involves special risks such as currency fluctuations and political uncertainty.

Schedule of Investments

Shares or Principal Amount                                          Market Value
================================================================================
Common Stock - 89.8%
Advertising Services - 1.0%
  19,073,259    WPP Group PLC** .............................     $  130,498,432

Aerospace and Defense - 2.1%
   1,575,980    General Dynamics Corp. ......................        124,707,297
     542,880    Lockheed Martin Corp. .......................         31,432,752
     404,210    Northrop Grumman Corp. ......................         41,686,177
   2,827,600    Raytheon Co. ................................         83,414,200

                                                                     281,240,426

Applications Software - 1.8%
   4,427,425    Microsoft Corp.* ............................     $  236,734,415

Athletic Footwear - 0.6%
   1,619,845    NIKE, Inc. - Class B ........................         76,440,486

Audio and Video Products - 1.4%
   4,378,100    Sony Corp.** ................................        188,338,271

See Notes to Schedule of Investments and Financial Statements.

2  Janus Worldwide Fund  October 31, 2002
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JANUS WORLDWIDE FUND

Schedule of Investments

Shares or Principal Amount                                          Market Value
================================================================================
Automotive - Cars and Light Trucks - 2.3%
   2,669,600    Honda Motor Company, Ltd.** .................     $   95,664,983
   2,635,070    Hyundai Motor Company, Ltd.** ...............         66,933,131
  19,652,000    Nissan Motor Company, Ltd.** ................        150,951,928

                                                                     313,550,042

Beverages - Non-Alcoholic - 0.5%
   1,515,760    Coca-Cola Co. ...............................         70,452,525

Beverages - Wine and Spirits - 1.4%
  16,979,839    Diageo PLC** ................................        190,643,803

Brewery - 0.5%
   7,289,000    Asahi Breweries, Ltd.** .....................         47,956,257
   2,967,062    SABMiller PLC** .............................         20,035,405

                                                                      67,991,662

Broadcast Services and Programming - 2.7%
   4,830,792    Clear Channel Communications, Inc.* .........        178,980,844
   3,848,405    Grupo Televisa S.A. (ADR)*,**,# .............        108,140,180
   8,501,060    Liberty Media Corp. - Class A* ..............         70,303,766

                                                                     357,424,790

Cable Television - 0.3%
   1,489,255    Comcast Corp. - Special Class A* ............         34,267,758

Cellular Telecommunications - 1.9%
  79,350,050    China Mobile, Ltd.*,** ......................        194,837,027
  37,127,868    Vodafone Group PLC** ........................         59,658,117

                                                                     254,495,144

Chemicals - Diversified - 2.2%
   1,641,529    Akzo Nobel N.V.** ...........................         49,094,496
   2,448,034    BASF A.G.** .................................         90,913,006
  10,781,247    BOC Group PLC** .............................        151,637,063

                                                                     291,644,565

Chemicals - Specialty - 0.5%
     110,278    Givaudan S.A.** .............................         46,167,366
     324,040    Syngenta A.G.** .............................         19,284,045

                                                                      65,451,411

Commercial Banks - 2.1%
   1,626,495    Banco Popular Espanol S.A.** ................         69,649,134
   5,378,148    Danske Bank A/S .............................         85,641,125
   2,590,940    Kookmin Bank** ..............................         86,331,984
     348,276    Kookmin Bank (ADR)** ........................         11,266,729
   4,518,267    Westpac Banking Corporation, Ltd. ...........         35,610,066

                                                                     288,499,038

Cosmetics and Toiletries - 1.8%
   3,998,315    Estee Lauder Companies, Inc. - Class A ......        116,430,933
   5,726,000    Kao Corp.** .................................        130,873,483

                                                                     247,304,416

Data Processing and Management - 1.7%
   2,390,070    Automatic Data Processing, Inc. .............        101,649,677
   1,644,260    First Data Corp. ............................         57,450,444
   2,335,990    Fiserv, Inc.* ...............................         72,976,328

                                                                     232,076,449

Diversified Financial Services - 2.7%
  10,033,751    Citigroup, Inc. .............................     $  370,747,099

Diversified Minerals - 0.6%
   2,789,717    Anglo American PLC** ........................         35,701,801
   1,593,435    Companhia Vale do Rio Doce (ADR)* ...........         41,987,012

                                                                      77,688,813

Diversified Operations - 2.2%
   1,478,525    ARAMARK Corp. - Class B* ....................         31,196,878
   5,014,285    General Electric Co. ........................        126,610,696
   3,007,455    Honeywell International, Inc. ...............         71,998,473
   4,368,205    Tyco International, Ltd. ....................         63,164,244

                                                                     292,970,291

Electronic Components - 0.4%
   2,523,498    Koninklijke (Royal) Philips Electronics N.V.**        45,233,359
     464,334    Koninklijke (Royal) Philips Electronics N.V.
                  (New York Shares)** .......................          8,218,712

                                                                      53,452,071

Electronic Components - Semiconductors - 3.2%
     709,350    Samsung Electronics Company, Ltd.** .........        200,848,226
   8,865,243    STMicroelectronics N.V.** ...................        176,028,231
   2,767,199    STMicroelectronics N.V. (New York Shares)** .         54,430,804

                                                                     431,307,261

Entertainment Software - 0.4%
     847,105    Electronic Arts, Inc.* ......................         55,163,478

Fiduciary Banks - 0.6%
   3,170,420    Bank of New York Company, Inc. ..............         82,430,920

Finance - Consumer Loans - 0.7%
     938,195    SLM Corp. ...................................         96,390,154

Finance - Investment Bankers/Brokers - 0.3%
     480,855    Goldman Sachs Group, Inc. ...................         34,429,218

Finance - Mortgage Loan Banker - 1.3%
   2,650,755    Fannie Mae ..................................        177,229,479

Food - Catering - 0.5%
  15,248,104    Compass Group PLC** .........................         67,571,326

Food - Diversified - 2.4%
     694,185    Groupe Danone** .............................         90,058,317
     679,028    Nestle S.A.** ...............................        145,585,841
   1,265,554    Unilever N.V.** .............................         81,151,725

                                                                     316,795,883

Health Care Cost Containment - 1.0%
   4,495,815    McKesson Corp. ..............................        134,020,245

Hotels and Motels - 0.3%
   1,680,810    Starwood Hotels & Resorts Worldwide, Inc. ...         39,162,873

Industrial Gases - 0.2%
     242,976    L'Air Liquide S.A.** ........................         31,136,870

Insurance Brokers - 1.3%
   3,140,220    Marsh & McLennan Companies, Inc. ............        146,679,676
   1,127,325    Willis Group Holdings, Ltd.* ................         34,496,145

                                                                     181,175,821

See Notes to Schedule of Investments and Financial Statements.

                                       Janus Worldwide Fund  October 31, 2002  3
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JANUS WORLDWIDE FUND

Schedule of Investments

Shares or Principal Amount                                          Market Value
================================================================================
Internet Security - 0.2%
   1,864,220    Check Point Software Technologies, Ltd.* ....     $   25,707,594

Life and Health Insurance - 0.2%
     879,430    CIGNA Corp. .................................         31,782,600

Machinery - Electrical - 0.7%
   2,097,550    Schneider Electric S.A.** ...................         97,215,492

Medical - Biomedical and Genetic - 0.3%
   1,232,255    Genentech, Inc.* ............................         42,007,573

Medical - Drugs - 9.8%
   3,443,990    Abbott Laboratories .........................        144,199,861
     587,655    Aventis S.A.** ..............................         35,180,017
   7,697,294    GlaxoSmithKline PLC** .......................        148,753,968
   2,909,752    Novartis A.G.** .............................        110,974,223
   6,557,496    Pfizer, Inc. ................................        208,331,648
   1,783,790    Sanofi-Synthelabo S.A.** ....................        109,083,230
      54,573    Serono S.A. - Class B** .....................         30,462,306
   4,454,700    Takeda Chemical Industries, Ltd.** ..........        185,088,114
   2,407,225    Teva Pharmaceutical Industries, Ltd. (ADR) ..        186,391,432
   6,377,700    Yamanouchi Pharmaceutical Company, Ltd.** ...        156,180,794

                                                                   1,314,645,593

Medical - HMO - 0.8%
   1,187,330    UnitedHealth Group, Inc. ....................        107,987,664

Medical - Wholesale Drug Distributors - 0.6%
   1,206,975    Cardinal Health, Inc. .......................         83,534,740

Medical Instruments - 1.5%
   4,382,165    Medtronic, Inc. .............................        196,320,992

Medical Products - 0.7%
   4,266,862    Amersham PLC** ..............................         38,300,811
     958,590    Johnson & Johnson ...........................         56,317,163

                                                                      94,617,974

Metal Processors and Fabricators - 1.0%
  13,102,693    Assa Abloy A.B. - Class B ...................        129,423,932

Money Center Banks - 4.2%
   4,547,271    Barclays PLC** ..............................         31,320,469
   2,623,069    HBOS PLC** ..................................         28,734,366
   4,760,237    Royal Bank of Scotland Group PLC** ..........        110,595,823
   1,299,898    Societe Generale** ..........................         65,846,428
   7,021,035    Standard Chartered PLC** ....................         81,724,214
   4,024,191    UBS A.G.** ..................................        191,778,726
  12,967,817    UniCredito Italiano S.p.A.** ................         48,544,047

                                                                     558,544,073

Multi-Line Insurance - 1.2%
   4,151,060    Allstate Corp. ..............................        165,129,167

Multimedia - 4.1%
  12,875,210    AOL Time Warner, Inc.* ......................        189,909,347
   1,974,720    McGraw-Hill Companies, Inc. .................        127,369,440
  13,888,450    News Corporation, Ltd. ......................         82,017,769
     193,521    News Corporation, Ltd. (ADR) ................          4,495,493
   2,108,500    Viacom, Inc. - Class B* .....................         94,060,185
   3,568,505    Walt Disney Co. .............................         59,594,034

                                                                     557,446,268

Non-Hazardous Waste Disposal - 0.6%
   3,290,805    Waste Management, Inc. ......................     $   75,754,331

Oil Companies - Exploration and Production - 1.0%
   2,381,785    Anadarko Petroleum Corp. ....................        106,084,704
  22,207,500    CNOOC, Ltd.** ...............................         27,762,578

                                                                     133,847,282

Oil Companies - Integrated - 6.7%
  22,307,004    BP PLC** ....................................        143,087,528
     283,265    BP PLC (ADR)** ..............................         10,891,539
   6,450,941    EnCana Corp. ................................        187,287,777
     315,289    EnCana Corp. (New York Shares) ..............          9,174,910
  10,858,407    Eni S.p.A.** ................................        149,148,840
 379,357,200    PetroChina Company, Ltd.** ..................         71,016,080
   1,624,665    Petroleo Brasileiro S.A. (ADR) ..............         21,494,318
   2,034,427    Total Fina Elf S.A.** .......................        280,250,596
     260,535    Yukos (ADR) .................................         36,084,098

                                                                     908,435,686

Optical Supplies - 0.5%
   1,078,000    Hoya Corp.** ................................         74,004,315

Paper and Related Products - 0.9%
   5,295,118    Stora Enso Oyj - Class R** ..................         55,060,766
   1,858,891    UPM - Kymmene Oyj** .........................         60,289,618

                                                                     115,350,384

Petrochemicals - 0.7%
  16,605,542    Reliance Industries, Ltd. ...................         91,618,423

Printing - Commercial - 0.4%
   5,594,000    Dai Nippon Printing Company, Ltd.** .........         57,170,116

Publishing - Books - 0.6%
   2,567,410    Reed Elsevier N.V.** ........................         32,010,928
   6,310,631    Reed Elsevier PLC** .........................         55,733,127

                                                                      87,744,055

Publishing - Newspapers - 0.7%
   1,115,940    New York Times Co. - Class A ................         54,022,655
   4,086,765    Pearson PLC** ...............................         43,518,489

                                                                      97,541,144

Publishing - Periodicals - 1.0%
   7,370,836    Wolters Kluwer N.V.** .......................        129,274,425

Reinsurance - 0.7%
     236,712    Muenchener Rueckversicherungs
                  - Gesellschaft A.G.** .....................         30,474,805
     955,983    Swiss Re** ..................................         66,379,164

                                                                      96,853,969

Retail - Consumer Electronics - 0.4%
  17,421,458    Dixons Group PLC** ..........................         52,797,210

Retail - Discount - 0.4%
   1,594,170    Costco Wholesale Corp.* .....................         54,090,188

Retail - Diversified - 0.2%
     982,000    Ito-Yokado Company, Ltd.** ..................         30,620,843

Security Services - 1.1%
  10,720,752    Securitas A.B. - Class B ....................        149,190,401

See Notes to Schedule of Investments and Financial Statements.

4  Janus Worldwide Fund  October 31, 2002

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Schedule of Investments

Shares or Principal Amount                                          Market Value
================================================================================
Soap and Cleaning Preparations - 0.4%
   3,084,505    Reckitt Benckiser PLC** .....................     $   55,978,357

Telecommunication Equipment - 0.3%
   2,519,296    Nokia Oyj** .................................         42,787,866

Telecommunication Services - 0.2%
     145,980    Sk Telecom Company, Ltd.** ..................         26,956,544

Telephone - Integrated - 1.9%
  10,558,474    BT Group PLC** ..............................         29,862,971
   6,431,346    Telecom Italia S.p.A.** .....................         51,080,313
  11,504,222    Telecom Italia S.p.A. - RNC** ...............         60,564,694
   3,709,390    Telefonos de Mexico S.A. (ADR)** ............        113,136,395

                                                                     254,644,373

Tobacco - 2.2%
       6,502    Japan Tobacco, Inc.** .......................         41,769,953
   6,236,235    Philip Morris Companies, Inc. ...............        254,126,576

                                                                     295,896,529

Travel Services - 0.7%
   3,501,875    USA Interactive* ............................         88,562,419
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Total Common Stock (cost $12,417,688,134) ...................     12,092,207,957
--------------------------------------------------------------------------------
Preferred Stock - 1.5%
Automotive - Cars and Light Trucks - 0.6%
     173,209    Porsche A.G.** ..............................         82,678,920

Oil Companies - Integrated - 0.9%
   9,920,795    Petroleo Brasileiro S.A. (ADR) ..............        119,644,788
--------------------------------------------------------------------------------
Total Preferred Stock (cost $270,435,479) ...................        202,323,708
--------------------------------------------------------------------------------
Repurchase Agreement - 0.1%
$ 12,100,000    Salomon Smith Barney Holdings, Inc.
                  1.925%, dated 10/31/02, maturing 11/1/02
                  to be repurchased at $12,100,647
                  collateralized by $18,705,025
                  in U.S. Government Agencies
                  0%-11.75%, 10/24/05-10/1/32
                  $285,386 in U.S. Treasury
                  Notes/Bonds; 0%-9.125%
                  1/31/03-2/15/29; with respective
                  values of $12,012,991
                  and $329,009 (cost $12,100,000) ...........         12,100,000
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Time Deposits - 7.1%
                Rabobank, London
 450,000,000      1.875%, 11/1/02 ...........................        450,000,000
                Societe Generale, New York
 500,000,000      1.875%, 11/1/02 ...........................        500,000,000
--------------------------------------------------------------------------------
Total Time Deposits (cost $950,000,000) .....................        950,000,000
--------------------------------------------------------------------------------
U.S. Government Agencies - 1.9%
                Fannie Mae:
$ 50,000,000      1.65%, 11/27/02 ...........................     $   49,940,417
  50,000,000      1.63%, 12/31/02 ...........................         49,872,500
  30,000,000      1.64%, 1/8/03 .............................         29,916,120
                Federal Home Loan Bank System
  30,000,000      1.59%, 1/13/03 ............................         29,909,970
                Freddie Mac:
  50,000,000      1.70%, 11/5/02 ............................         49,990,833
  50,000,000      1.65%, 11/19/02 ...........................         49,958,750
--------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $259,564,508) ..........        259,588,590
--------------------------------------------------------------------------------
Total Investments (total cost $13,909,788,121) - 100.4% .....     13,516,220,255
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other Assets - (0.4)%     (51,052,557)
--------------------------------------------------------------------------------
Net Assets - 100% ...........................................    $13,465,167,698
--------------------------------------------------------------------------------

See Notes to Schedule of Investments and Financial Statements.

                                       Janus Worldwide Fund  October 31, 2002  5

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

JANUS WORLDWIDE FUND

Summary of Investments by Country, October 31, 2002

Country                        % of Investment Securities          Market Value
--------------------------------------------------------------------------------
Australia                                            0.9%        $   122,123,328
Bermuda                                              0.7%             97,660,389
Brazil                                               1.3%            183,126,118
Canada                                               1.4%            196,462,687
Denmark                                              0.6%             85,641,125
Finland                                              1.2%            158,138,250
France                                               5.2%            708,770,950
Germany                                              1.5%            204,066,731
Hong Kong                                            2.2%            293,615,685
India                                                0.7%             91,618,423
Israel                                               1.6%            212,099,026
Italy                                                2.3%            309,337,894
Japan                                                8.6%          1,158,619,057
Mexico                                               1.6%            221,276,575
Netherlands                                          2.6%            344,983,645
Russia                                               0.3%             36,084,098
South Korea                                          2.9%            392,336,614
Spain                                                0.5%             69,649,134
Sweden                                               2.1%            278,614,333
Switzerland                                          6.2%            841,090,706
United Kingdom                                      11.0%          1,487,044,819
United States++                                     44.6%          6,023,860,668
--------------------------------------------------------------------------------
Total                                              100.0%        $13,516,220,255

++Includes Short-Term Securities (35.5% excluding Short-Term Securities)

Forward Currency Contracts, Open at October 31, 2002

Currency Sold and                  Currency            Currency       Unrealized
Settlement Date                  Units Sold     Value in $ U.S.      Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 11/7/02           319,200,000      $  499,164,463    $ (4,773,895)
British Pound 4/15/03           152,000,000         235,297,507      (2,205,507)
Euro 11/7/02                    438,800,000         434,395,014      (5,231,944)
Euro 1/31/03                    334,800,000         330,102,123      (3,620,775)
Euro 2/21/03                    270,900,000         266,864,871      (4,028,266)
Euro 4/15/03                    309,800,000         304,510,382      (3,341,922)
Hong Kong Dollar
  2/21/03                     2,065,700,000         264,625,968          141,513
Japanese Yen 11/7/02         10,770,000,000          87,947,090        (369,530)
Japanese Yen 1/31/03         11,800,000,000          96,746,987          316,614
Japanese Yen 2/21/03         69,045,000,000         566,550,246      (7,603,891)
Japanese Yen 4/15/03         13,033,000,000         107,161,083      (1,203,330)
Mexican Peso 11/22/02         1,062,400,000         104,283,748        2,244,361
South Korean Won
  2/3/03                     39,100,000,000          31,858,551          823,921
South Korean Won
  2/25/03                   274,800,000,000         223,505,490      (5,397,514)
Swiss Franc 11/7/02             256,100,000         173,535,430      (2,930,666)
Swiss Franc 4/15/03             278,500,000         189,464,096      (2,633,503)
--------------------------------------------------------------------------------
Total                                            $3,916,013,049    $(39,814,334)

See Notes to Schedule of Investments and Financial Statements.

6  Janus Worldwide Fund  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

As of October 31, 2002
(all numbers in thousands
except net asset value per share)

--------------------------------------------------------------------------------

Assets:
Investments at cost                                                 $ 13,909,788

Investments at value                                                $ 13,516,220
  Cash                                                                     2,038
  Receivables:
    Investments sold                                                      70,845
    Fund shares sold                                                      11,393
    Dividends                                                             20,143
    Interest                                                                  50
  Other assets                                                                49
--------------------------------------------------------------------------------
Total Assets                                                          13,620,738
--------------------------------------------------------------------------------
Liabilities:
  Payables:
    Investments purchased                                                 56,982
    Fund shares repurchased                                               47,219
    Advisory fees                                                          7,294
    Transfer agent fees and expenses                                       2,651
  Accrued expenses                                                         1,610
  Forward currency contracts                                              39,814
--------------------------------------------------------------------------------
Total Liabilities                                                        155,570
--------------------------------------------------------------------------------
Net Assets                                                          $ 13,465,168
Shares Outstanding, $0.01 Par Value
  (unlimited shares authorized)                                          409,704

--------------------------------------------------------------------------------
Net Asset Value Per Share                                           $      32.87
--------------------------------------------------------------------------------

See Notes to Financial Statements.

                                       Janus Worldwide Fund  October 31, 2002  7

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

For the fiscal year ended October 31, 2002
(all numbers in thousands)

--------------------------------------------------------------------------------

Investment Income:
  Interest                                                          $     24,276
  Dividends                                                              260,987
  Foreign tax withheld                                                  (16,170)
--------------------------------------------------------------------------------
Total Investment Income                                                  269,093
--------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                          118,119
  Transfer agent fees and expenses                                        31,718
  Registration fees                                                          117
  Postage and mailing expenses                                               726
  Custodian fees                                                           6,186
  Printing expenses                                                          790
  Audit fees                                                                  46
  Trustees' fees and expenses                                                132
  Other expenses                                                             694
--------------------------------------------------------------------------------
Total Expenses                                                           158,528
--------------------------------------------------------------------------------
Expense and Fee Offsets                                                  (2,483)
--------------------------------------------------------------------------------
Net Expenses                                                             156,045
--------------------------------------------------------------------------------
Net Investment Income/(Loss)                                             113,048
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions              (3,085,394)
  Net realized gain/(loss) from foreign
    currency transactions                                               (39,107)
  Change in net unrealized appreciation/(depreciation)
    of investments and foreign currency translations                   (128,006)
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments               (3,252,507)
--------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations     $(3,139,459)
--------------------------------------------------------------------------------

See Notes to Financial Statements.

8  Janus Worldwide Fund  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

For the fiscal year ended October 31
(all numbers in thousands)                                                2002            2001

----------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                    $    113,048    $    147,975
  Net realized gain/(loss) from investment and
    foreign currency transactions                                  (3,124,501)     (3,999,127)
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations                 (128,006)     (9,146,957)
----------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations    (3,139,459)    (12,998,109)
----------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                               (6,067)       (216,419)
  Net realized gain from investment transactions*                           --     (3,433,186)
----------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                          (6,067)     (3,649,605)
----------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold                                                        3,593,405       4,400,917
  Reinvested dividends and distributions                                 5,915       3,556,158
  Shares repurchased                                               (7,320,009)     (8,753,221)
----------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions            (3,720,689)       (796,146)
----------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                              (6,866,215)    (17,443,860)
Net Assets:
  Beginning of period                                               20,331,383      37,775,243
----------------------------------------------------------------------------------------------
  End of period                                                   $ 13,465,168    $ 20,331,383
----------------------------------------------------------------------------------------------

Net Assets Consist of:
  Capital (par value and paid-in surplus)*                        $ 21,137,813    $ 24,858,301
  Accumulated net investment income/(loss)*                            111,650           6,314
  Accumulated net realized gain/(loss) from investments*           (7,351,251)     (4,228,194)
  Unrealized appreciation/(depreciation) of
    investments and foreign currency translations                    (433,044)       (305,038)
----------------------------------------------------------------------------------------------
                                                                  $ 13,465,168    $ 20,331,383
----------------------------------------------------------------------------------------------
Transactions in Fund Shares:
  Shares sold                                                           93,344          85,230
  Reinvested distributions                                                 140          60,334
----------------------------------------------------------------------------------------------
Total                                                                   93,484         145,564
----------------------------------------------------------------------------------------------
  Shares repurchased                                                 (189,860)       (173,452)
Net Increase/(Decrease) in Fund Shares                                (96,376)        (27,888)
Shares Outstanding, Beginning of Period                                506,080         533,968
----------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                      409,704         506,080
----------------------------------------------------------------------------------------------

Purchases and Sales of Investment Securities:
(excluding short-term securities)
  Purchases of securities                                         $ 12,259,366    $ 19,655,930
  Proceeds from sales of securities                                 14,678,530      23,685,720
  Purchases of long-term U.S. government obligations                        --              --
  Proceeds from sales of long-term U.S. government obligations              --              --

*See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

                                       Janus Worldwide Fund  October 31, 2002  9

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

For a share outstanding during the
fiscal year ended October 31                                2002             2001             2000             1999             1998

------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $      40.17     $      70.74     $      58.87     $      41.52     $      40.05
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income/(loss)                               .27              .39              .03              .02             1.26
  Net gains/(losses) on securities
    (both realized and unrealized)                        (7.56)          (24.04)            13.15            17.51             3.01
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                          (7.29)          (23.65)            13.18            17.53             4.27
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*                  (.01)            (.41)            (.03)            (.18)           (1.35)
  Distributions (from capital gains)*                         --           (6.51)           (1.28)              --            (1.45)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                        (.01)           (6.92)           (1.31)            (.18)           (2.80)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $      32.87     $      40.17     $      70.74     $      58.87     $      41.52
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                            (18.15)%         (36.56)%           22.41%           42.33%           11.40%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)            $ 13,465,168     $ 20,331,383     $ 37,775,243     $ 24,091,321     $ 13,931,990
Average Net Assets for the Period (in thousands)    $ 18,185,263     $ 27,993,000     $ 38,726,913     $ 18,892,896     $ 13,078,350
Ratio of Gross Expenses to Average Net Assets(1)           0.87%            0.87%            0.88%            0.89%            0.92%
Ratio of Net Expenses to Average Net Assets(1)             0.86%            0.85%            0.86%            0.88%            0.90%
Ratio of Net Investment Income/
  (Loss) to Average Net Assets                             0.62%            0.53%            0.13%            0.07%            0.47%
Portfolio Turnover Rate                                      73%              78%              58%              68%              86%

(1) See "Explanations of Charts, Tables and Financial Statements." *See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

10  Janus Worldwide Fund  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

ADR                 American Depository Receipt
New York Shares     Securities of foreign companies trading on the New York
                    Stock Exchange.

*    Non-income-producing security
** A portion of this security has been segregated by the custodian to cover segregation requirements on forward currency contracts.

#The Investment Company Act of 1940 defines affiliates as those companies in which a Fund holds 5% or more of the outstanding voting securities at any time during the period ended October 31, 2002.

                                  Purchases                 Sales                Realized        Dividend     Market Value
                              Shares      Cost       Shares         Cost        Gain/(Loss)       Income      at 10/31/02
---------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A. (ADR)       --         --       3,168,155    $198,831,917   $(98,999,953)       --        $108,140,180
---------------------------------------------------------------------------------------------------------------------------

Repurchase Agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

                                      Janus Worldwide Fund  October 31, 2002  11

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

The following section describes the organization and significant accounting policies of Janus Worldwide Fund (the "Fund") and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes explain how the Fund operates and the methods used in preparing and presenting this report.

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Investment Fund (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act") as a no-load, open-end management investment company. The Fund invests primarily in equity securities. The Fund is classified as diversified as defined in the 1940 Act.

The following policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

As a result of changes in the accounting standards applicable to the Funds' financial statements, the Funds are no longer required to show certain distribution information as a separate line item. The Funds' current and prior year Statements of Changes in Net Assets and Financial Highlights included in this report reflect this change.

INVESTMENT VALUATION
Securities are valued at the closing price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates at the close of the New York Stock Exchange. When market quotations are not readily available, or events or circumstances that may affect the value of portfolio securities are identified between the closing of their principle markets and the time the net asset value
(NAV) is determined, securities are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Fund's Trustees.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

SECURITIES LENDING
Under procedures adopted by the Trustees', the Fund may lend securities to qualified parties (typically brokers or other financial institutions) for the purpose of earning additional income. All loans will be continuously 100 percent secured by collateral, which consists of cash, U.S. government securities, letters of credit and such other Collateral permitted by the SEC. Cash collateral may be invested in money market funds advised by Janus Capital Management LLC ("Janus Capital") to the extent consistent with exemptive relief obtained from the SEC. As with other extensions of credit, there is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. The Fund will not have the right to vote on securities while they are being lent, but they will generally call a loan in anticipation of any important vote. Securities lending will only be made to parties that Janus Capital deems creditworthy and in good standing and where Janus Capital believes the benefit from granting such loans justifies the risk.

The borrower pays fees at the Fund's direction to its lending agent. Additionally, the lending agent invests the cash collateral and retains a portion of the interest earned. The lending fees and the Fund's portion of the interest income earned on cash collateral are included in interest income on the Statement of Operations. During the period ended October 31, 2002, the Fund earned security lending fees totaling $223,550.

FORWARD CURRENCY TRANSACTIONS AND FUTURES CONTRACTS
The Fund enters into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

12  Janus Worldwide Fund  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Forward currency contracts held by the Fund are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments. Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gain and loss are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

The Fund may enter into futures contracts and options on securities, financial indices and foreign currencies, forward contracts and interest rate swaps and swap-related products. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked to market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

INITIAL PUBLIC OFFERINGS
The Fund may invest in initial public offerings (IPOs). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow.

RESTRICTED SECURITY TRANSACTIONS
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatlity than securities for which secondary markets exist.

DIVIDEND DISTRIBUTIONS AND EXPENSES
The Fund generally declares and distributes dividends and capital gains (if any) annually. The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses.

ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
No provision for income taxes is included in the accompanying financial statements as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

                                      Janus Worldwide Fund  October 31, 2002  13

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)

2.   AGREEMENTS

The advisory agreement with the Fund spells out the fees that the Fund must pay. The Fund's management fee is equal to 0.65% of average daily net assets. The advisory fee is calculated daily and paid monthly.

The Fund pays Janus Services LLC, a wholly owned subsidiary of Janus Capital, an asset-weighted average annual fee based on the proportion of the Fund's total net assets sold directly and the proportion of the Fund's net assets sold through financial intermediaries. The applicable fee rates are 0.16% of net assets on the proportion of assets sold directly and 0.21% on the proportion of assets sold through intermediaries. In addition, Janus Services receives reimbursement of certain out-of-pocket expenses (primarily postage and telephone charges).

Certain officers and trustees of the Fund may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Fund.

The Fund's expenses may be reduced by voluntary brokerage credits from unaffiliated brokers or expense offsets from an unaffiliated custodian. Such credits or offsets are included in Expense and Fee Offsets in the Statement of Operations. Brokerage commissions paid to the unaffiliated brokers reduce transfer agent fees and expenses. The Fund could have employed the assets used by the custodian to produce income if it had not entered into an expense offset arrangement.

DST Systems, Inc. (DST), an affiliate of Janus Capital through a degree of common ownership, provides a shareholder accounting system to the Fund. DST Securities, Inc., a wholly owned subsidiary of DST, is designated as an introductory broker on certain portfolio transactions. Brokerage commissions paid to DST Securities, Inc. serve to reduce transfer agent fees and expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the period ended October 31, 2002, are noted below.

     DST Securities, Inc.            Fund
         Commissions                Expense
            Paid                   Reduction                 DST Fees
================================================================================
          $707,313                 $530,617                 $1,292,453
--------------------------------------------------------------------------------

The Fund may invest in money market funds, including funds managed by Janus Capital. During the year ended October 31, 2002, the Fund recorded distributions from affiliated investment companies as dividend income and had the following affiliated purchase and sales:

                                             Purchases          Sales         Dividend     Market Value
                                            Shares/Cost      Shares/Cost       Income      at 10/31/02
=======================================================================================================
Janus Money Market Fund                   $1,783,900,000   $1,783,900,000     $502,186         --
-------------------------------------------------------------------------------------------------------
Janus Institutional Cash Reserves Fund    $  300,000,000   $  300,000,000     $720,808         --
-------------------------------------------------------------------------------------------------------

14  Janus Worldwide Fund  October 31, 2002

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3.   FEDERAL INCOME TAX

A Fund is required to make distributions of any income and gains realized in the prior fiscal year. The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations, (2) losses or deductions the Fund may be able to offset against income and gains realized in future years, and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.

Accumulated capital losses noted below represent net capital loss carryovers as of October 31, 2002 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. These carryovers expire between October 31, 2007 and October 31, 2010.

Other book to tax differences in 2002 primarily consist of foreign currency contract adjustments. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

                                                   Net Tax AP/DP
Undistributed    Undistributed                      on Foreign        Net Tax
  Ordinary         Long-Term        Accumulated      Currency        AP/DP on
   Income            Gains        Capital Losses    and Futures     Investments
--------------------------------------------------------------------------------
$111,735,233           --        $(7,182,347,339)   $(4,196,079)  $(597,837,293)
--------------------------------------------------------------------------------
AP/DP  Appreciation/(Depreciation)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of October 31, 2002 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

       Federal Tax                Unrealized                   Unrealized
          Cost                   Appreciation                (Depreciation)
================================================================================
     $14,114,057,548            $1,108,002,255              $(1,705,839,548)
--------------------------------------------------------------------------------

                                      Janus Worldwide Fund  October 31, 2002  15

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to paid-in capital.

                         Distributions
------------------------------------------------------------
     From Ordinary       From Long-Term      Tax Return of    Net Investment
         Income          Capital Gains          Capital            Loss
================================================================================
      $6,067,055               --                  --               --
--------------------------------------------------------------------------------

Janus Worldwide Fund has elected to pass through to shareholders foreign taxes under Section 853. Foreign taxes paid and foreign source income for the Fund is as follows:

     Foreign Taxes Paid         Foreign Source Income
----------------------------------------------------------
         $16,169,878                $181,000,254
----------------------------------------------------------

16  Janus Worldwide Fund  October 31, 2002

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REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders
of Janus Investment Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Janus Worldwide Fund (one of the portfolios constituting the Janus Investment Fund, hereafter referred to as the "Fund") at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.


/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Denver, Colorado
December 5, 2002

                                      Janus Worldwide Fund  October 31, 2002  17

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EXPLANATIONS OF CHARTS, TABLES AND FINANCIAL STATEMENTS
(unaudited)

1.   PERFORMANCE OVERVIEWS

The performance overview graph on a previous page compares the performance of a $10,000 investment in the Fund (from inception) with one or more widely used market indices through October 31, 2002.

When comparing the performance of the Fund with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

Average annual total returns are also quoted for the Fund. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

2.   SCHEDULE OF INVESTMENTS

Following the performance overview section is the Fund's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Fund's portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. government obligations, etc.) and by industry classification (banking, communications, insurance, etc.).

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

A summary of investments by country is provided if the Fund invested in foreign securities in the period ended October 31, 2002. This summary reports the Fund's exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country in which the company is incorporated in.

2A.  FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Fund's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Fund's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

3.   STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Fund shares sold to investors but not yet settled. The Fund's liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The last line of this statement reports the Fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund's net assets (assets minus liabilities) by the number of shares outstanding.

4.   STATEMENT OF OPERATIONS

This statement details the Fund's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current portfolio holdings.

The first section in this statement, entitled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Fund.

18  Janus Worldwide Fund  October 31, 2002

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The next section reports the expenses and expense offsets incurred by the Fund, including the advisory fee paid to the investment advisor, transfer agent fees, shareholder servicing expenses, and printing and postage for mailing statements, financial reports and prospectuses.

The last section lists the increase or decrease in the value of securities held in the Fund's portfolio. The Fund realizes a gain (or loss) when it sells a position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund's portfolio during the period. "Net Realized and Unrealized Gain/(Loss) on Investments" is affected both by changes in the market value of portfolio holdings and by gains (or losses) realized during the reporting period.

5.   STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Fund's net assets during the reporting period. Changes in the Fund's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Fund's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets because of the Fund's investment performance. The Fund's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Fund to pay the distribution. If investors reinvest their dividends, the Fund's net assets will not be affected. If you compare the Fund's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you'll notice that dividend distributions had little effect on the Fund's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Fund through purchases or withdraw via redemptions. The Fund's net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

The section entitled "Net Assets Consist of" breaks down the components of the Fund's net assets. Because the Fund must distribute substantially all earnings, you'll notice that a significant portion of net assets is shareholder capital.

6.   FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Fund's net asset value (NAV) for current and past reporting periods. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the Fund's NAV per share at the beginning of the reporting period. The next line reports the Fund's net investment income per share, which comprises dividends and interest income earned on securities held by the Fund. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period.

Also included are the Fund's expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary across funds for a number of reasons, including the differences in average shareholder account size, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Fund's expenses may be reduced through expense-reduction arrangements. These arrangements may include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses both prior to any expense offset and after the offsets.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of a Fund during the reporting period. Don't confuse this ratio with a Fund's yield. The net investment income ratio is not a true measure of a Fund's yield because it doesn't take into account the dividends distributed to the Fund's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in the Fund's portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of the Fund's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is sold every six months.

                                      Janus Worldwide Fund  October 31, 2002  19

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TRUSTEES AND OFFICERS (unaudited)

The following are the names of the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.

Each Trustee has served in that capacity since he was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders.

Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Aspen Series and Janus Adviser Series. As of the date of this report, collectively, these three registered investment companies consist of 52 series or funds.

The Trust's officers are elected annually by the Trustees for a one-year term. Each portfolio manager also manages other Janus Capital accounts. Certain officers also serve as officers of Janus Aspen Series and Janus Adviser Series.

TRUSTEES

                                                                                               Number of
                                                                                               Portfolios
                                                                                               in Fund
                                                                                               Complex
                         Positions               Length of       Principal Occupations         Overseen      Other Directorships
Name, Age and Address    Held with Fund          Time Served     During the Past Five Years    by Trustee    Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustee
Thomas H. Bailey*        Chairman and Trustee    6/69-Present    Formerly, President           52            N/A
100 Fillmore Street                                              (1978-2002) and Chief
Denver, CO 80206                                                 Executive Officer (1994-
Age 65                                                           2002) of Janus Capital
                                                                 or Janus Capital
                                                                 Corporation. President
                                                                 and Director (1994-2002)
                                                                 of the Janus Foundation;
                                                                 Chairman and Director
                                                                 (1978-2002) of Janus
                                                                 Capital Corporation and
                                                                 Director (1997- 2001) of
                                                                 Janus Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees

William F. McCalpin      Trustee                 6/02-Present    Executive Vice President      52            Founding Director and
100 Fillmore Street                                              and Chief Operating                         Board Chair, Solar
Denver, CO 80206                                                 Officer of The                              Development
Age 45                                                           Rockefeller Brothers                        Foundation; Trustee and
                                                                 Fund (a private family                      Vice President, Asian
                                                                 foundation). Formerly,                      Cultural Council.
                                                                 Director of Investments
                                                                 (1991-1998) of The John
                                                                 D. and Catherine T.
                                                                 MacArthur Foundation (a
                                                                 private family
                                                                 foundation).

John W. McCarter, Jr.    Trustee                 6/02-Present    President and Chief           52            Chairman of the Board,
100 Fillmore Street                                              Executive Officer of The                    Divergence LLC;
Denver, CO 80206                                                 Field Museum of Natural                     Director of A.M. Castle
Age 64                                                           History. Formerly, Senior                   & Co., Harris Insight
                                                                 Vice President (1987-1997)                  Funds, W.W. Grainger,
                                                                 of Booz-Allen & Hamilton,                   Inc.; Trustee of WTTW
                                                                 Inc. (a management                          (Chicago public
                                                                 consulting firm).                           television station),
                                                                                                             the University of
                                                                                                             Chicago and Chicago
                                                                                                             Public Education Fund.

Dennis B. Mullen         Trustee                 2/71-Present    Private Investor. Formerly    52            N/A
100 Fillmore Street                                              (1997-1998) Chief
Denver, CO 80206                                                 Financial Officer - Boston
Age 58                                                           Market Concepts, Boston
                                                                 Chicken, Inc., Golden, CO
                                                                 (a restaurant chain).
------------------------------------------------------------------------------------------------------------------------------------

*The Funds are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

20  Janus Worldwide Fund  October 31, 2002

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
                                                                                               Number of
                                                                                               Portfolios
                                                                                               in Fund
                                                                                               Complex
                         Positions               Length of       Principal Occupations         Overseen      Other Directorships
Name, Age and Address    Held with Fund          Time Served     During the Past Five Years    by Trustee    Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees - (continued)
James T. Rothe           Trustee                 1/97-Present    Professor of Business,        52            Director of Optika,
100 Fillmore Street                                              University of Colorado,                     Inc. and NeoCore Corp.
Denver, CO 80206                                                 Colorado Springs, CO.
Age 58                                                           Formerly, Distinguished
                                                                 Visiting Professor of
                                                                 Business (2001-2002),
                                                                 Thunderbird (American
                                                                 Graduate School of
                                                                 International Management),
                                                                 Phoenix, AZ; and Principal
                                                                 (1988-1999) of Phillips-
                                                                 Smith Retail Group,
                                                                 Colorado Springs, CO (a
                                                                 venture capital firm).

William D. Stewart       Trustee                 6/84-Present    Corporate Vice President      52        N/A
100 Fillmore Street                                              and General Manager of MKS
Denver, CO 80206                                                 Instruments - HPS
Age 58                                                           Products, Boulder, CO (a
                                                                 manufacturer of vacuum
                                                                 fittings and valves).

Martin H. Waldinger      Trustee                 8/69-Present    Consultant.                   52        N/A
100 Fillmore Street
Denver, CO 80206
Age 64
------------------------------------------------------------------------------------------------------------------------------------

                                      Janus Worldwide Fund  October 31, 2002  21

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TRUSTEES AND OFFICERS (unaudited) (continued)

OFFICERS

                                                                   Term of
                                                                   Office* and
                                                                   Length of        Principal Occupations
Name, Age and Address        Positions Held with Fund              Time Served      During the Past Five Years
-------------------------------------------------------------------------------------------------------------------------------
Laurence J. Chang**          Executive Vice President              9/99-Present     Vice President of Janus Capital.
100 Fillmore Street          and Co-Portfolio Manager                               Formerly, Co-Portfolio Manager
Denver, CO 80206             Janus Worldwide Fund                                   (1998-2000) of Janus Overseas Fund
Age 37                                                                              and Analyst (1993-1998) for Janus
                                                                                    Capital Corporation.

Helen Young Hayes**++        Executive Vice President              2/93-Present     Vice President and Managing Director
100 Fillmore Street          and Co-Portfolio Manager                               of Investments of Janus Capital and
Denver, CO 80206             Janus Worldwide Fund and                               Director of Janus Capital Group Inc.
Age 40                       Janus Overseas Fund                                    Formerly, Director (2000-2002) for
                                                                                    Janus Capital Corporation.

Thomas A. Early**            Vice President and General Counsel    3/98-Present     Vice President, General Counsel, Chief
100 Fillmore Street                                                                 Corporate Affairs Officer, Secretary and
Denver, CO 80206                                                                    Interim Director of Janus Capital; Vice
Age 47                                                                              President, General Counsel and Secretary
                                                                                    of Janus Services LLC, Janus Capital
                                                                                    International LLC and Janus Institutional
                                                                                    Services LLC; Vice President, General
                                                                                    Counsel and Director to Janus
                                                                                    International (Asia) Limited and Janus
                                                                                    International Limited; Vice President,
                                                                                    General Counsel and Secretary to Janus
                                                                                    Distributors LLC and the Janus Foundation;
                                                                                    and Director for Janus Capital Trust
                                                                                    Manager Limited, Janus World Principal
                                                                                    Protected Funds and Janus World Funds.
                                                                                    Formerly, Director (2001) of Janus
                                                                                    Distributors, Inc. and Janus Services, Inc.;
                                                                                    Vice President, General Counsel,
                                                                                    Secretary and Director (2000-2002)
                                                                                    of Janus International Holding, Inc.;
                                                                                    Executive Vice President and General
                                                                                    Counsel (1997-1998) of Prudential
                                                                                    Investments Fund Management LLC;
                                                                                    and Vice President and General
                                                                                    Counsel (1994-1997) of Prudential
                                                                                    Retirement Services.

Anita E. Falicia**           Assistant Treasurer                   2/97-10/02       Vice President of Investment Accounting
100 Fillmore Street          Vice President, Chief Financial       10/02-Present    of Janus Capital. Formerly, Assistant Vice
Denver, CO 80206             Officer, Treasurer and Principal                       President (2000-2002) of Investment
Age 34                       Accounting Officer                                     Accounting of Janus Capital or Janus
                                                                                    Capital Corporation; Director (1999-2000)
                                                                                    of Investment Accounting of Janus
                                                                                    Capital Corporation; and Director
                                                                                    (1997-1999) of Fund Accounting of
                                                                                    Janus Capital Corporation.

Bonnie M. Howe**             Vice President                        12/99-Present    Vice President and Assistant General
100 Fillmore Street                                                                 Counsel to Janus Capital, Janus
Denver, CO 80206                                                                    Distributors LLC and Janus Services LLC.
Age 37                                                                              Formerly, Assistant Vice President
                                                                                    (1997-1999) and Associate Counsel
                                                                                    (1995-1999) for Janus Capital Corporation
                                                                                    and Assistant Vice President (1998-2000)
                                                                                    for Janus Service Corporation.
-------------------------------------------------------------------------------------------------------------------------------

 *Officers are elected annually by the Trustees for a one-year term. **"Interested person" of the Trust by virtue of positions with Janus Capital.

22  Janus Worldwide Fund  October 31, 2002

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
                                                                   Term of
                                                                   Office* and
                                                                   Length of        Principal Occupations
Name, Age and Address        Positions Held with Fund              Time Served      During the Past Five Years
-------------------------------------------------------------------------------------------------------------------------------
Kelley Abbott Howes**        Vice President and Secretary          12/99-Present    Vice President of Domestic Funds and
100 Fillmore Street                                                                 Assistant General Counsel to Janus Capital,
Denver, CO 80206                                                                    Vice President and Assistant General
Age 37                                                                              Counsel Janus Distributors LLC and
                                                                                    Janus Services LLC. Formerly, Assistant
                                                                                    Vice President (1997-1999) of Janus
                                                                                    Capital Corporation; Chief Compliance
                                                                                    Officer, Director and President (1997-
                                                                                    1999) of Janus Distributors, Inc.; and
                                                                                    Assistant Vice President (1998-2000) of
                                                                                    Janus Service Corporation.

David R. Kowalski**          Vice President                        6/02-Present     Vice President and Chief Compliance
100 Fillmore Street                                                                 Officer of Janus Capital and Janus
Denver, CO 80206                                                                    Distributors LLC; and Assistant Vice
Age 45                                                                              President of Janus Services LLC.
                                                                                    Formerly, Senior Vice President and
                                                                                    Director (1985-2000) of Mutual Fund
                                                                                    Compliance for Van Kampen Funds.

Loren M. Starr**             President and Chief Executive         9/02-Present     Vice President, Chief Financial Officer
100 Fillmore Street          Officer                                                and Interim Director of Janus Capital;
Denver, CO 80206                                                                    Vice President of Finance, Treasurer and
Age 41                                                                              Chief Financial Officer of Janus Services
                                                                                    LLC and Janus International Limited;
                                                                                    Vice President of Finance, Treasurer and
                                                                                    Chief Financial Officer of Janus Distributors
                                                                                    LLC, Janus Capital International LLC
                                                                                    and Janus Institutional Services LLC; and
                                                                                    Director of Janus Capital Trust Manager
                                                                                    Limited, Janus World Principal Protected
                                                                                    Funds and Janus World Funds. Formerly,
                                                                                    Vice President of Finance, Treasurer,
                                                                                    Chief Financial Officer (2001-2002) and
                                                                                    Director (2002) for Janus International
                                                                                    Holding Inc.; Managing Director,
                                                                                    Treasurer and Head of Corporate
                                                                                    Finance and Reporting (1998-2001) for
                                                                                    Putnam Investments; and Senior Vice
                                                                                    President of Financial Planning and
                                                                                    Analysis (1996-1998) for Lehman
                                                                                    Brothers, Inc.

Heidi J. Walter**            Vice President                        4/00-Present     Vice President and Assistant General
100 Fillmore Street                                                                 Counsel to Janus Capital and Janus
Denver, CO 80206                                                                    Services LLC. Formerly, Vice President
Age 35                                                                              and Senior Legal Counsel (1995-1999)
                                                                                    for Stein Roe & Farnham, Inc.
-------------------------------------------------------------------------------------------------------------------------------

 *Officers are elected annually by the Trustees for a one-year term. **"Interested person" of the Trust by virtue of positions with Janus Capital.

                                      Janus Worldwide Fund  October 31, 2002  23

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NOTES

24  Janus Worldwide Fund  October 31, 2002

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NOTES

                                      Janus Worldwide Fund  October 31, 2002  25

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                       [LOGO] Janus

                              www.janus.com

                              100 Fillmore Street
                              Denver, CO 80206
                              1-800-525-3713

Fund distributed by Janus Distributors LLC. This material must be preceded or accompanied by a prospectus. (11/02)

                                                                      WW41-12/02

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